INCOME TAXES - Schedule of Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
2023	$ 42,427
2024	38,540
2025	24,914
2026	12,771
2027	16,737
2028-2039	265,433
Indefinite	600,399
Total	1,001,221	$ 1,000,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	0
2028-2039	0
Indefinite	29,258
Total	29,258
Domestic Tax Authority | U.S.
Operating Loss Carryforwards [Line Items]
2023	26,239
2024	33,067
2025	24,734
2026	12,742
2027	15,387
2028-2039	258,333
Indefinite	477,937
Total	848,439
Foreign Tax Authority | Foreign - excluding the U.S. and Ireland
Operating Loss Carryforwards [Line Items]
2023	16,188
2024	5,473
2025	180
2026	29
2027	1,350
2028-2039	7,100
Indefinite	93,204
Total	$ 123,524